FEBRUARY 28, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Funds

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GLOBAL

TEMPLETON WORLD FUND

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Templeton World Fund

Your Fund's Goal and Main Investments: Templeton World Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in equity securities of companies located anywhere in the world, including emerging markets. Under normal circumstances, the Fund will invest in issuers located in at least three different countries (including the U.S.).

Geographic Breakdown
Based on Total Net Assets as of 2/28/13

Europe 41.5%
North America 40.4%
Asia 15.4%
Latin America & Caribbean 1.4%
Short-Term Investments & Other Net Assets 1.3%

We are pleased to bring you Templeton World Fund's semiannual report for the period ended February 28, 2013.

Performance Overview

Templeton World Fund – Class A delivered a +13.85% cumulative total return for the six months under review. In comparison, the MSCI World Index, which measures stock performance in global developed markets, posted a total return of +11.14%.[1] In line with our long-term investment strategy, we are pleased

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. As of 2/28/13, the Fund's Class A 10-year average annual total return not including the maximum sales charge was +9.42%, compared with the MSCI World Index's 10-year average annual total return of +9.17%. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 20.

Semiannual Report | 3

with our long-term relative results. For the 10-year period ended February 28, 2013, Templeton World Fund – Class A delivered a cumulative total return of +146.00%, compared with the MSCI World Index’s +140.48% cumulative total return for the same period.1 Please note index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find more performance data in the Performance Summary beginning on page 11.

Economic and Market Overview

Global developed country stocks, as measured by the MSCI World Index, advanced during the six-month review period as continued policy support and improving investor sentiment overcame the negative effects of mixed economic data and growing political distractions. Stocks entered the period with positive momentum as central banks in all major regions loosened policy. The U.S. Federal Reserve Board announced a third and unlimited round of quantitative easing, China announced a fiscal stimulus package to fund infrastructure projects and Germany’s top constitutional court allowed that country to conditionally ratify the European Stability Mechanism. Investor attention turned to politics as many major countries prepared to elect or appoint new leaders. The U.S. and China began new political cycles in November, resulting in the re-election of incumbent U.S. president Barack Obama and the appointment of Xi Jinping, a close ally of China’s former president, to lead that country’s top decision-making body. The markets initially reacted negatively to these events, but after a brief dip, stocks quickly recovered and rallied to post-crisis highs by the end of the review period.

As the period progressed, headline economic data painted a picture of nuanced and inconsistent global growth trends. China’s growth remained above the 7% benchmark associated with an economic “hard landing,” and the People’s Bank of China differed from other central banks by tightening monetary policy to discourage asset bubble formation. Developed world growth remained mostly anemic, however, and policy conditions supportive. In the U.S., fourth-quarter 2012 growth was roughly flat, mainly because of public spending cuts and inventory drawdowns, although private demand actually accelerated. Europe’s economic weakness persisted, and even Germany succumbed to growth pressures in the fourth quarter. Political developments in both regions threatened to derail stocks — U.S. politicians failed to reach a basic budget compromise, and inconclusive Italian elections were interpreted as a vote against pro-European reforms. But market momentum remained positive and stock funds began experiencing investment inflows for the first time since the beginning of 2011.

4 | Semiannual Report

Japan was particularly notable for its strength after the Liberal Democratic Party won elections and immediately appointed a central bank governor who vowed to defeat deflation. The yen consequently plummeted, resulting in calls from developed world leaders to prevent exchange rate targeting and competitive devaluation. Yet, traditional hedges against currency instability failed to reflect concern, and gold extended its longest run of monthly losses since 1997. Commodities in general weakened owing to a muted global growth outlook, yet rising bond yields in safe-haven government securities and subdued volatility readings in stock markets suggested that investors remained mostly sanguine about future growth prospects.

Investment Strategy

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. As we look worldwide, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy. Before we make a purchase, we look at the company’s price/cash flow ratio, price/earnings ratio, profit margins and liquidation value.

Manager’s Discussion

Templeton World Fund delivered solid gains and outperformed the benchmark MSCI World Index during the six-month period under review. With the exception of fairly flat performance from the Fund’s energy sector holdings, all major regions and sectors contributed to performance. Stock selection notably drove relative performance, suggesting that our bottom-up, fundamental approach added value. Not surprising to us, improving Fund performance coincided with a weakening of market conditions that we have previously identified as being adverse to our investment style. Stock correlations (the tendency of stocks to move in unison) declined from what were, by some measures, their highest levels since the Great Depression, rewarding our efforts to identify stocks with what we saw as differentiated value. Consequently, during the period the performance of value-oriented stocks improved, and January 2013 marked the first time in three years the MSCI World Value Index outperformed the MSCI World Growth Index over a rolling 12-month horizon. Fund investment flow data suggested to us a nascent change in risk tolerance as equity funds experienced net inflows for the first time in two years. The leadership of the market’s more cyclical sectors —financials, industrials and consumer discretionary — also suggested to us that investors were becoming more confident in the stock market’s rally.

Semiannual Report | 5

Although economic data remained mixed and global politics fractious, central bank policies stayed generally accommodative and improving sentiment supported stock market gains.

We believe these positive developments benefited the Fund by vindicating some of our firmest contrarian convictions. We have long held that certain stocks looked cheap in absolute terms and relative to other asset classes. The difference between the yield on a stock and a U.S. Treasury bond is the “equity risk premium” — the premium that investors receive for assuming the uncertainty of owning equities. For much of the past four decades this premium was negative; during the period under review it was nearly six percentage points. In our view, rarely have investors owned stocks on such advantageous terms. This has created an attractive margin of safety, in our opinion, strengthened by a 2.6% average dividend yield for the MSCI World Index, which is roughly 75% higher than the average yield of a diversified portfolio of minimal risk government bonds (including 10-year U.S. Treasuries, Japanese government bonds, U.K. gilts and German bunds).2 Meanwhile, global stocks generally traded roughly 20% below their historical earnings multiple average and our analysis showed pockets of extreme undervaluation persisted during the period.3

We have commented in past reports that the global financial crisis forced companies to undergo important fundamental repairs, and highlighted what we viewed as the attractive prospects for capital preservation, appreciation and income implicit in equity valuations. Companies that survived the crisis have generally strengthened their balance sheets, improved capital efficiency and refined strategic goals to compete in a sluggish global economic growth environment. As a result, corporate earnings per share largely recovered to pre-crisis levels by 2011, and many excess cash flows have since helped pay down debt and buy back stock. A one-third average increase in book value per share of global stocks over the past four years shows how such measures compounded shareholder value. However, stock funds continued to experience outflows because investors, chastened by 2008 losses and skeptical about the ongoing economic recovery, also doubted the sustainability of the market rally. Although the Fund captured many of the gains that investors on the sidelines missed, the tendency of stocks to move uniformly in reaction to economic and political headlines had limited the relative value of our bottom-up strategy in

2. Sources: FactSet; Bloomberg LP. © 2013 FactSet Research Systems Inc. All Rights Reserved. The information contained herein: (1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

3. Source: FactSet, MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

6 | Semiannual Report

the crisis recovery. For this reason, the willingness of investors to discriminate between stock valuations and fundamentals during the review period was particularly encouraging to us and significantly benefited our portfolio of stocks we consider undervalued.

This benefit was especially evident in financials, the Fund’s top contributing sector in absolute and relative terms.4 Although our sector overweighting aided returns, the contribution from stock picking was far greater, and financials comprised many of the Fund’s top performers for the period. Most of those positions are from Europe, where we selectively increased exposure in recent years as the region’s unpopularity created bargain opportunities, in our view. Even after such stocks’ recent gains, we continued to see significant upside potential in certain European financials that have restructured, recapi-talized and now enjoy the implicit backstop of the European Central Bank (ECB). Although the sector’s risk profile in the intermediate term remained elevated given ongoing global economic risks and industry reorganization, we believe tangible book values may gradually increase over time and investors could recognize the value of our financials holdings as banks revert to more normalized valuation levels.

Industrials is another cyclical sector where the Fund benefited from investing in low-valued firms undergoing restructuring initiatives.5 Off-benchmark, U.K.-based International Consolidated Airlines Group (IAG), the parent company of British Airways and one of the sector’s top performers, is an excellent example. Shares rallied during the review period after the firm implemented aggressive cost cuts and capacity reductions and benefited from improving air traffic volumes. We acquired IAG at valuations we considered very low amid uncertainty surrounding global economic growth, competitive pressures and rising pension deficits. We were encouraged to see management taking steps to address such challenges head-on in an effort to enhance profitability and shareholder value.

Similar dynamics supported some of the Fund’s information technology (IT) holdings as well.6 Consider Hewlett-Packard (HP) and Dell, two storied technology firms that in recent years navigated a confluence of self-inflicted wounds and low-cost competition from companies in emerging markets (a Chinese competitor surpassed HP in 2012 as the world’s largest PC maker). In our opinion, the companies made mistakes in their multi-year efforts to

4. The financials sector comprises capital markets, commercial banks, consumer finance, diversified financial services and insurance in the SOI.

5. The industrials sector comprises aerospace and defense, air freight and logistics, airlines, construction and engineering, construction materials, electrical equipment and industrial conglomerates in the SOI.

6. The information technology sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; IT services; semiconductors and semiconductor equipment; and software in the SOI.

Semiannual Report | 7

diversify away from low-margin personal computers into higher growth technology segments, and a series of managerial changes did little to restore investor confidence. At various points, the stocks traded at historically low valuations, and although our investments have not been profitable yet, we believe positive signs emerged during the period. Dell announced a buyout led by founder and CEO Michael Dell, which boosted shares and could unlock value, while HP’s announcement of better-than-expected earnings signaled to us that its turnaround strategy was gaining traction. Although distinct challenges confront Dell and HP, we remain encouraged by recent developments.

Stock selection greatly benefited the Fund’s IT sector performance, as our dynamic holdings sheltered the Fund from an otherwise weak period for technology stocks. Return for the benchmark’s IT sector was essentially flat, while the Fund’s even-weighted sector allocation rallied strongly. In addition to Dell and HP, off-benchmark, South Korean consumer electronics and semiconductor manufacturer Samsung Electronics was a notable performer. Even after gaining more than 800% since coming on the Fund’s bargain list over a decade ago, Samsung continues to impress us with its technological innovation and managerial savvy. The company holds the number-one position in smartphone sales globally and in the fourth quarter of 2012 doubled its share of the lucrative tablet computer market.

The only sector detractors from relative performance were energy and telecommunication services.7 In the energy sector, stock-specific weakness and an unfavorable overweighting during a period of declining oil prices resulted in underperformance. U.S. oil rig contractor Noble, a notable sector detractor, declined after announcing that longer-than-expected downtimes for its valuable deep-water rigs eroded fourth-quarter earnings. However, demand for Noble’s rigs remained strong amid healthy offshore drilling fundamentals, and the company’s significant order backlog represented to us foreseeable value given the new rigs it will bring to market this year. Based on our analysis, free cash flow should also improve as the new rigs are monetized and Noble completes its capital expenditures program in 2014. Overall, the energy sector looks broadly undervalued to us after stumbling over the past decade as production growth slowed and capital expenditures accelerated. We have become increasingly focused on energy companies we believe are positioned for stronger production growth and feature high dividend yields as a way of mitigating our reliance on sector optimism or a “stronger for longer” oil price environment. The Fund’s overweighted telecommunication services holdings

7. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

8 | Semiannual Report

also hurt performance. Although concerns persisted about top-line growth and regulatory and competitive pressures, most telecommunications companies in the Fund remained highly profitable enterprises trading at what we saw as depressed valuations and paying healthy dividend yields.

From a geographic standpoint, all major regions performed well, with a strong contribution from stock selection among our underweighted U.S. holdings. Europe remained our largest regional exposure. Despite leading market returns in 2012, developed Europe was still home to eight of the world’s 10 cheapest markets as of January 1, 2013, based on cyclically adjusted price-to-earnings ratios. We believe significant potential for earnings improvement remained, with European companies overall recently earning less than their U.S. counterparts by the biggest gap on record. The region’s dramatic policy progress has made European stocks more attractive to us, with the ECB seeking to neutralize tail risks with unconventional monetary tools and peripheral nations working to repair balance sheets using fiscal austerity and to enact structural reforms to regain competitiveness. Although concerns about economic growth persist in Europe and elsewhere, we think investors should keep in mind that stock returns have historically been only loosely correlated with economic growth. Indeed, U.S. stocks represented by the Standard & Poor’s® 500 Index delivered about the same total return (more than 100%) since March 2009, a period some consider the “Great Recession,” as it did from 1996 through 2000, a period many consider one of history’s greatest bull markets.8 Relative to the benchmark, our allocations to Singapore and off-benchmark exposures to Taiwan, Brazil and Russia modestly hurt performance.

We believe much of global stocks’ recent strength was attributable to sustained central bank intervention, which has admittedly been more favorable to asset prices than the real economy. Regardless of the immediate efficacy of monetary policy in achieving its primary economic objectives, globally coordinated stimulus could continue to provide the stability necessary for further market appreciation as the world economy recovers. Policy errors remain a key challenge in this environment, and the economic imbalances represented by the strained fiscal positions of developed world governments are not sustainable over the long term. In our opinion, the expectation of open-ended policy support is no long-term panacea, and we were far more encouraged by the attractive valuations and fundamentals of our holdings. At period-end, the Fund continued to trade well below its benchmark based on most valuation metrics and offered its investors a dividend yield in excess

8. Source: Bloomberg, LP. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC.

Semiannual Report | 9

of the 10-year U.S. Treasury coupon. Although economic concerns will likely persist and volatility may return, we believe compelling, bottom-up opportunities remain for value-oriented investors.

Thank you for your continued participation in Templeton World Fund.
We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reli-
able, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10 | Semiannual Report

Performance Summary as of 2/28/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 11

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge
(CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only;
Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

12 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Current political uncertainty surrounding the European Union (EU) and its membership may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that impacting other more stable countries, may increase the economic risk of investing in companies in Europe. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter. For Class B shares, 3/31/13 performance data are not available – all class B shares were converted to Class A shares before the end of the quarter.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

6. Effective 5/15/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/15/06, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 5/15/06, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/15/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +24.76% and +3.31%.

Semiannual Report | 13

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher.
Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.06%; B: 1.81%; C: 1.82%; and
Advisor: 0.82%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 15

Templeton World Fund

Financial Highlights

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Templeton World Fund

Statement of Investments, February 28, 2013 (unaudited)

	Industry	Shares	Value
Common Stocks 96.6%			
Canada 1.7%			
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	1,155,303	$ 35,026,164
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	4,505,970	56,611,508
			91,637,672
China 0.1%			
Dongfang Electric Corp. Ltd., H	Electrical Equipment	2,304,105	4,319,621
France 6.7%			
Alstom SA	Electrical Equipment	134,820	5,951,560
AXA SA	Insurance	1,987,830	34,542,511
BNP Paribas SA	Commercial Banks	2,071,960	116,645,719
France Telecom SA	Diversified Telecommunication Services	2,073,682	20,093,117
Sanofi	Pharmaceuticals	1,153,660	109,359,014
Total SA, B	Oil, Gas & Consumable Fuels	1,625,300	81,289,676
			367,881,597
Germany 2.3%			
Merck KGaA	Pharmaceuticals	346,250	48,839,738
SAP AG	Software	232,294	18,157,746
Siemens AG	Industrial Conglomerates	546,680	56,847,994
			123,845,478
Hong Kong 0.8%			
[a] Haier Electronics Group Co. Ltd.	Household Durables	9,540,000	17,220,883
Hutchison Whampoa Ltd.	Industrial Conglomerates	2,614,280	28,179,765
			45,400,648
India 0.8%			
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	2,804,421	42,019,893
Ireland 1.7%			
CRH PLC	Construction Materials	2,944,063	64,289,961
[a] Elan Corp. PLC, ADR	Biotechnology	2,700,869	30,627,854
			94,917,815
Italy 1.2%			
[a] UniCredit SpA	Commercial Banks	12,977,518	65,966,624
Japan 4.1%			
Itochu Corp.	Trading Companies & Distributors	4,755,840	54,948,157
Nikon Corp.	Leisure Equipment & Products	500,200	11,234,381
Nissan Motor Co. Ltd.	Automobiles	5,751,000	58,186,880
Toyota Motor Corp.	Automobiles	1,937,825	99,705,605
			224,075,023

20 | Semiannual Report

Templeton World Fund

Statement of Investments, February 28, 2013 (unaudited) (continued)

Templeton World Fund

Statement of Investments, February 28, 2013 (unaudited) (continued)

22 | Semiannual Report

Templeton World Fund

Statement of Investments, February 28, 2013 (unaudited) (continued)

Templeton World Fund

Statement of Investments, February 28, 2013 (unaudited) (continued)

See Abbreviations on page 39.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 1(c) regarding investment in Templeton China Opportunities Fund, Ltd.
cSee Note 8 regarding restricted securities.
dSee Note 9 regarding holdings of 5% voting securities.

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Templeton World Fund

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

February 28, 2013 (unaudited)

Class A:	
Net assets, at value	$5,036,277,146
Shares outstanding	306,104,842
Net asset value per share[a]	$16.45
Maximum offering price per share (net asset value per share ÷ 94.25%)	$17.45
Class B:	
Net assets, at value	$ 84,221
Shares outstanding	5,022
Net asset value and maximum offering price per share[a]	$16.77
Class C:	
Net assets, at value	$ 197,166,843
Shares outstanding	12,360,998
Net asset value and maximum offering price per share[a]	$15.95
Advisor Class:	
Net assets, at value	$ 244,210,863
Shares outstanding	14,865,810
Net asset value and maximum offering price per share	$16.43

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton World Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two separate funds. The Templeton World Fund (Fund) is included in this report. The financial statements of the remaining fund in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Effective March 1, 2005, the Fund no longer offered Class B shares for purchase. As disclosed in the fund prospectus, Class B shares convert to Class A shares after eight years of investment; therefore, all Class B shares will convert to Class A by March 2013. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates,

Semiannual Report | 29

Templeton World Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Time deposits are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

30 | Semiannual Report

Templeton World Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Investment in Templeton China Opportunities Fund, Ltd.

The Fund invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Fund may incur delays in redeeming its investment in the China Fund. The Fund’s investment in the China Fund is valued based upon the fair value of the China Fund’s portfolio securities and other assets and liabilities.

Semiannual Report | 31

Templeton World Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At February 28, 2013, the Fund had no securities on loan.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date

32 | Semiannual Report

Templeton World Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Security Transactions, Investment Income, Expenses and Distributions (continued)

and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 33

Templeton World Fund

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2013, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

34 | Semiannual Report

Templeton World Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

b. Administrative Fees

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust’s aggregate average daily net assets as follows:

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor
Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement dis-
tribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors have

Semiannual Report | 35

Templeton World Fund

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (continued)

d. Sales Charges/Underwriting Agreements (continued)

advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

For the period ended February 28, 2013, the Fund paid transfer agent fees of $2,672,618, of which $1,442,763 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2013, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At August 31, 2012, capital loss carryforwards were as follows:

At February 28, 2013, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes was as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of regulatory settlements.

36 | Semiannual Report

Templeton World Fund

Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended
February 28, 2013, aggregated $439,898,559 and $857,429,527, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associ-
ated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility.
In addition, certain foreign securities may not be as liquid as U.S. securities.

8. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer gen-
erally incurs all registration costs.

At February 28, 2013, the Fund held investments in restricted securities, excluding certain secu-
rities exempt from registration under the 1933 Act deemed to be liquid, as follows:

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended February 28, 2013, were as shown below.

Semiannual Report | 37

Templeton World Fund

Notes to Financial Statements (unaudited) (continued)

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended February 28, 2013, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

38 | Semiannual Report

Templeton World Fund

Notes to Financial Statements (unaudited) (continued)

11. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of February 28, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

12. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards
Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and
Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying
the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU
No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These
ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013.
The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

13. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 39

Templeton World Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

40 | Semiannual Report

FEBRUARY 28, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Funds

Sign up for electronic delivery
at franklintempleton.com/edelivery

INTERNATIONAL

Templeton Foreign Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

Semiannual Report

Templeton Foreign Fund

Your Fund's Goal and Main Investments: Templeton Foreign Fund seeks long-term capital growth. Under normal market conditions, the Fund invests predominantly in equity securities of companies located outside the U.S. The Fund will invest, under normal circumstances, at least 80% of its net assets in "foreign securities," which may include emerging markets.

Geographic Breakdown
Based on Total Net Assets as of 2/28/13

Europe
63.7%
Asia
21.3%
North America
12.0%
Latin America & Caribbean
1.0%
Australia & New Zealand
0.2%
Short-Term Investments & Other Net Assets
1.8%

This semiannual report for Templeton Foreign Fund covers the six-month period ended February 28, 2013.

Performance Overview

Templeton Foreign Fund – Class A delivered a +14.07% cumulative total return for the six months under review. In comparison, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global equity performance in developed countries excluding the U.S. and Canada, posted a +14.54% total return.[1] The Fund's long-term relative results are shown in the Performance Summary beginning on page 11. For the 10-year period ended February 28, 2013, Templeton Foreign Fund – Class A delivered a +134.47% cumulative total return, compared with the MSCI EAFE Index's +156.61% cumulative total return for the same period.[1] Please note index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find more performance data in the Performance Summary.

Economic and Market Overview

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. As of 2/28/13, the Fund's Class A 10-year average annual total return not including the maximum sales charge was +8.90%, compared with the MSCI EAFE Index's 10-year average annual total return of +9.88%. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 21.

Semiannual Report | 3

entered the period with positive momentum as central banks in all major regions loosened policy. The U.S. Federal Reserve Board announced a third and unlimited round of quantitative easing, China announced a fiscal stimulus package to fund infrastructure projects and Germany’s top constitutional court allowed that country to conditionally ratify the European Stability Mechanism. Investor attention turned to politics as many major countries prepared to elect or appoint new leaders. The U.S. and China began new political cycles in November, resulting in the re-election of incumbent U.S. president Barack Obama and the appointment of Xi Jinping, a close ally of China’s former president, to lead that country’s top decision-making body. The markets initially reacted negatively to these events, but after a brief dip, stocks quickly recovered and rallied to post-crisis highs by the end of the review period.

As the period progressed, headline economic data painted a picture of nuanced and inconsistent global growth trends. China’s growth remained above the 7% benchmark associated with an economic “hard landing,” and the People’s Bank of China differed from other central banks by tightening monetary policy to discourage asset bubble formation. Developed world growth remained mostly anemic, however, and policy conditions supportive. In the U.S., fourth-quarter 2012 growth was roughly flat, mainly because of public spending cuts and inventory drawdowns, although private demand actually accelerated. Europe’s economic weakness persisted, and even Germany succumbed to growth pressures in the fourth quarter. Political developments in both regions threatened to derail stocks — U.S. politicians failed to reach a basic budget compromise, and inconclusive Italian elections were interpreted as a vote against pro-European reforms. But market momentum remained positive and stock funds began experiencing investment inflows for the first time since the beginning of 2011.

Japan was particularly notable for its strength after the Liberal Democratic Party won elections and immediately appointed a central bank governor who vowed to defeat deflation. The yen consequently plummeted, resulting in calls from developed world leaders to prevent exchange rate targeting and competitive devaluation. Yet, traditional hedges against currency instability failed to reflect concern, and gold extended its longest run of monthly losses since 1997. Commodities in general weakened owing to a muted global growth outlook, yet rising bond yields in safe-haven government securities and subdued volatility readings in stock markets suggested that investors remained mostly sanguine about future growth prospects.

4 | Semiannual Report

Investment Strategy

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. As we look internationally, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy. Before we make a purchase, we look at the company’s price/cash flow ratio, price/earnings ratio, profit margins and liquidation value.

Manager’s Discussion

Templeton Foreign Fund delivered solid gains but slightly lagged its benchmark MSCI EAFE Index during the six-month period under review. Despite disappointing corporate earnings and continued political uncertainty, central bank support remained vigilant and investors seemed to warm to stocks, advancing a bull market in which international stocks have gained as much as 85% since the 2009 market bottom.2 Encouraging to us, stock correlations, or the tendency of stocks to move in unison, moderated as market conditions stabilized and investor focus shifted from economic issues to stock-specific opportunities. The renewed optimism coincided with modest inflows into stock funds for the first time in two years and led us to believe investors were rotating from expensive, low-yielding fixed income assets into reasonably priced stocks.

We viewed such developments as signs that the market was vindicating some of our firmest contrarian convictions. We have long held that certain stocks looked cheap in absolute terms and relative to other asset classes. The difference between the yield on a stock and a U.S. Treasury bond is the “equity risk premium” — the premium that investors receive for assuming the uncertainty of owning equities. For much of the past four decades this premium was negative; during the period under review it was nearly six percentage points. In our view, rarely have investors owned stocks on such advantageous terms. This has created an attractive margin of safety, in our opinion, strengthened by a 2.6% average dividend yield for global developed market stocks represented by the MSCI World Index, which is roughly 75% higher than the average yield of a diversified portfolio of minimal risk government bonds (including 10-year U.S. Treasuries, Japanese government bonds, U.K. gilts and German bunds).3

2. Source: FactSet. © 2013 FactSet Research Systems Inc. All Rights Reserved. The information contained herein: (1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

3. Sources: FactSet; Bloomberg LP.

Semiannual Report | 5

International stocks traded more than one standard deviation below their historical trend earnings multiple during the period, a significant undervaluation level to us, especially amid a four-year bull market.

We have commented in past reports that the global financial crisis forced companies to undergo important fundamental repairs, and highlighted what we viewed as the attractive prospects for capital preservation, appreciation and income implicit in equity valuations. Companies that survived the crisis have generally strengthened their balance sheets, improved capital efficiency and refined strategic goals to compete in a sluggish global economic growth environment. As a result, corporate earnings per share largely recovered to pre-crisis levels by 2011, and many excess cash flows have since helped pay down debt and buy back stock. A one-third average increase in book value per share of global stocks over the past four years shows how such measures compounded shareholder value. However, stock funds continued to experience outflows because investors, chastened by 2008 losses and skeptical about the ongoing economic recovery, also doubted the sustainability of the market rally. The Fund materially outperformed its benchmark in the four years since stocks began to recover, adding value even amid what was already a prodigious period of market appreciation. The tendency of stocks to move uniformly in reaction to economic and political headlines had limited the relative value of our bottom-up strategy in the crisis recovery. For this reason, the willingness of investors to discriminate between stock valuations and fundamentals during the review period was particularly encouraging to us and significantly benefited our portfolio of stocks we consider undervalued.

This benefit was especially evident in financials, the Fund’s top contributing sector in absolute and relative terms.4 Our sector overweighting and stock picking aided returns, and financials comprised many of the Fund’s top performers for the period. The Fund’s top financials holdings were from Europe, where central bankers allowed banks a wider range of assets to meet mandated liquidity ratios. Swiss diversified financial firms UBS and Credit Suisse Group were among the Fund’s leading contributors as aggressive restructuring campaigns enhanced costs efficiencies and profitability. Even after such stocks’ recent gains, we continued to see significant upside potential in certain European financials that have restructured, recapitalized and now enjoy the implicit backstop of the European Central Bank (ECB). Although the sector’s risk profile in the intermediate term remained elevated given ongoing global economic risks and industry reorganization, we believe tangible book values may gradually increase over time and investors could recognize the value of our financials holdings as banks revert to more normalized valuation levels.

4. The financials sector comprises capital markets, commercial banks, consumer finance, diversified financial services and insurance in the SOI.

6 | Semiannual Report

Industrials is another cyclical sector where the Fund benefited from investing in low-valued firms undergoing restructuring initiatives.5 Deutsche Lufthansa, Europe’s biggest air carrier and the industrials sector’s top performer, is an excellent example. The global financial crisis created significant challenges for the airline industry as passenger volumes declined and pricing power weakened. We believed Lufthansa’s strong financial position, leading market share and diversified business lines made the company well positioned to survive the downturn and emerge stronger. A historically low price-to-book value provided valuation support, while a comprehensive restructuring program targeting annual $2 billion savings by 2015 provided a potential earnings catalyst. The benefits of this program began to materialize during the period under review as cost savings and improving traffic volumes helped Lufthansa beat earnings expectations, sending shares to their highest level in two years.

Fund holdings in the defensive consumer staples and health care sectors also outperformed those in the index.6 We remained significantly underweighted in consumer staples; however, our limited holdings delivered strong gains during the period. French grocer Carrefour rallied after reporting impressive sales growth in Latin America. However, value in the overall consumer staples sector remained elusive, in our opinion. Food and personal product manufacturers appeared overvalued to us, with investors willing to pay a premium for the industry’s perceived mix of defensive characteristics and emerging market exposure, while food retailers, which appeared cheap to us, struggled to redefine their model amid increasing industry fragmentation.

We found more compelling defensive opportunities in the health care sector, where we incrementally extended our focus beyond pharmaceutical manufacturers in favor of opportunities we saw as compelling in higher growth companies, often with emerging market exposure. Swiss drug maker Roche Holding, a major sector contributor during the review period, fit this profile well; the biotechnology company received over two-thirds of its revenues from outside Europe and boasted what we believe is an innovative and undervalued product pipeline.

Telecommunication services was another non-cyclical sector offering attractive value opportunities, in our opinion.7 However, concerns about slowing sales growth amid competitive and regulatory pressures kept the sector out

5. The industrials sector comprises aerospace and defense; construction and engineering; construction materials; electrical equipment; and electronic equipment, instruments and components in the SOI.

6. The consumer staples sector comprises food and staples retailing and food products in the SOI. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, life sciences tools and services, and pharmaceuticals in the SOI.

7. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

Semiannual Report | 7

of favor during the review period. Although our telecommunications holdings performed better than their benchmark peers, our overweighted allocation detracted from relative returns. However, the sector’s challenges were well known and, for certain stocks, largely discounted in their share prices. Meanwhile investors appeared to overlook telecommunication services’ positive attributes, which included high profitability and dividend yields greater than those of corporate junk bonds.

Investors also seemed to take a dim view on the global energy sector as oil prices declined and global economic growth remained subdued.8 As with telecommunications, our energy holdings outperformed the benchmark’s sector positions in absolute terms, but significantly higher exposure to the weak sector resulted in relative underperformance. Norwegian integrated oil and gas firm Statoil was a notable detractor, modestly declining after forecasting falling output in 2013 following asset sales. Off-benchmark, U.S. oilfield services provider Baker Hughes was also among the biggest detractors as a North American gas glut reduced demand for the company’s rigs and drilling equipment. We remained favorable on the stocks and believe the energy sector looks broadly undervalued after stumbling over the past decade as production growth slowed and capital expenditures accelerated. We have become increasingly focused on energy companies we believe are positioned for stronger production growth and feature high dividend yields as a way of mitigating our reliance on sector optimism or a “stronger for longer” oil price environment.

Among commodity price-sensitive sectors, we found fewer opportunities in materials.9 Metals and mining stocks in particular appeared to offer limited opportunities, given what our analysis suggested was the industry’s poor capital discipline and over-reliance on China — a country with unsustainably high levels of investment and infrastructure spending — as the primary source of marginal commodity demand. Stock-specific issues negatively affected the Fund’s holdings, and the materials sector detracted from returns. Information technology weighed on performance, although we continued to find what we considered to be compelling opportunities in the sector.10 Off-benchmark, Taiwanese laptop manufacturer Compal Electronics was one of the sector’s biggest detractors. The share price fell to its lowest level in four years on a deeper-than-expected downturn in the personal computer cycle; however, to us the stock offered healthy yield, remained cheap on every metric and could respond positively to even a modest upturn in personal computer demand.

8. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI. 9. The materials sector comprises chemicals and metals and mining in the SOI.

10. The information technology sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; semiconductors and semiconductor equipment; and software in the SOI.

8 | Semiannual Report

Based on our analysis, technology offered the cleanest balance sheets of any global sector and certain companies could continue to benefit as customers targeting cost efficiencies prioritize productivity-enhancing investments over capacity-enhancing expenditures.

From a geographic standpoint, the Fund’s European holdings notably contributed, aided by stock selection in France and Switzerland, while Asia detracted as weakness in off-benchmark Taiwan offset strong returns from Japan. Although we continued to find attractive opportunities around the world, Europe remained particularly fertile ground to us as value investors. Despite leading market returns in 2012, developed Europe was still home to eight of the world’s 10 cheapest markets as of January 1, 2013, based on cyclically adjusted price-to-earnings ratios. We believe significant potential for earnings improvement remained, with European companies overall recently earning less than their U.S. counterparts by the biggest gap on record. The region’s dramatic policy progress has also made European stocks more attractive to us, with the ECB seeking to neutralize tail risks with unconventional monetary tools and peripheral nations working to repair balance sheets using fiscal austerity and to enact structural reforms to regain competitiveness.

We believe much of global stocks’ recent strength was attributable to sustained central bank intervention, which has admittedly been more favorable to asset prices than the real economy. Regardless of the immediate efficacy of monetary policy in achieving its primary economic objectives, globally coordinated stimulus could continue to provide the stability necessary for further market appreciation as the world economy recovers. Policy errors remain a key challenge in this environment, and the economic imbalances represented by the strained fiscal positions of developed world governments are not likely sustainable for the long term. In our opinion, the expectation of open-ended policy support is no long-term panacea, and we were far more encouraged by the attractive valuations and fundamentals of our holdings. At period-end, the Fund continued to trade well below its benchmark based on most valuation metrics and offered its investors a dividend yield in excess of the 10-year U.S. Treasury coupon. Although economic concerns will likely persist and volatility may return, we believe compelling, bottom-up opportunities remain for value-oriented investors.

Semiannual Report | 9

Thank you for your continued participation in Templeton Foreign Fund.
We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10 | Semiannual Report

Performance Summary as of 2/28/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 11

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC)
declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Class R/Advisor
Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

12 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Current political uncertainty surrounding the European Union (EU) and its membership may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that impacting other more stable countries, may increase the economic risk of investing in companies in Europe. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund's prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter. For Class B shares, 3/31/13 performance data are not available – all class B shares were converted to Class A shares before the end of the quarter.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 13

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.20%; B: 1.93%; C: 1.95%; R: 1.45%; and
Advisor: 0.95%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 15

Templeton Foreign Fund

Financial Highlights

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction and reimbursement rounds to less than 0.01%.
hExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction and reimbursement rounds to less than 0.01%.
hExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Foreign Fund

Financial Highlights (continued)

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction and reimbursement rounds to less than 0.01%.
hExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction and reimbursement rounds to less than 0.01%.
hExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Templeton Foreign Fund

Financial Highlights (continued)

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction and reimbursement rounds to less than 0.01%.
hExcludes the value of portfolio securities delivered as a result of redemptions in-kind.

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Foreign Fund

Statement of Investments, February 28, 2013 (unaudited)

	Industry	Shares	Value
Common Stocks 97.2%			
Australia 0.2%			
Billabong International Ltd.	Textiles, Apparel & Luxury Goods	15,593,314	$ 13,616,261
Belgium 0.8%			
KBC GROEP NV	Commercial Banks	1,336,453	49,588,927
Canada 4.8%			
AGF Management Ltd.	Capital Markets	543,500	6,174,519
Ensign Energy Services Inc.	Energy Equipment & Services	3,274,300	54,447,249
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	1,978,280	59,976,958
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	5,843,960	73,421,569
Trican Well Service Ltd.	Energy Equipment & Services	6,723,070	86,684,065
			280,704,360
China 2.8%			
China Mobile Ltd.	Wireless Telecommunication Services	4,412,500	48,587,168
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	75,347,582	39,054,796
Dongfang Electric Corp. Ltd., H	Electrical Equipment	5,113,200	9,585,973
Shanghai Electric Group Co. Ltd.	Electrical Equipment	48,210,300	19,394,269
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	6,622,800	14,243,499
[a,b] Trina Solar Ltd., ADR	Semiconductors & Semiconductor Equipment	8,075,720	32,302,880
			163,168,585
Denmark 0.3%			
[a,b] Vestas Wind Systems AS	Electrical Equipment	2,471,753	17,662,955
France 13.8%			
Alstom SA	Electrical Equipment	698,020	30,813,736
AXA SA	Insurance	6,666,522	115,844,117
BNP Paribas SA	Commercial Banks	3,009,473	169,425,153
Carrefour SA	Food & Staples Retailing	2,322,430	63,333,416
France Telecom SA	Diversified Telecommunication Services	5,924,991	57,410,701
GDF Suez	Multi-Utilities	111,700	2,112,426
Ipsen SA	Pharmaceuticals	559,750	19,384,095
Sanofi	Pharmaceuticals	1,456,715	138,086,538
[a] Societe Generale	Commercial Banks	2,158,826	82,922,512
Total SA, B	Oil, Gas & Consumable Fuels	1,740,950	87,073,933
Vivendi SA	Diversified Telecommunication Services	2,115,914	44,547,449
			810,954,076
Germany 3.3%			
Deutsche Lufthansa AG	Airlines	2,387,880	48,183,769
E.ON SE	Multi-Utilities	380,550	6,356,851
Gerresheimer AG	Life Sciences Tools & Services	277,200	15,974,885
[a] Kloeckner & Co. SE	Trading Companies & Distributors	1,521,460	22,454,261
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	214,592	38,592,886
Siemens AG	Industrial Conglomerates	624,142	64,903,089
			196,465,741

Semiannual Report | 21

Templeton Foreign Fund

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

	Industry	Shares	Value
Common Stocks (continued)			
Hong Kong 1.2%			
First Pacific Co. Ltd.	Diversified Financial Services	14,572,000	$ 19,164,537
Kingboard Chemical Holdings Ltd.	Electronic Equipment, Instruments & Components	16,708,670	50,843,201
			70,007,738
India 0.8%			
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	3,007,996	45,070,148
Ireland 0.6%			
CRH PLC	Construction Materials	1,617,990	35,332,299
Italy 1.5%			
[a] UniCredit SpA	Commercial Banks	17,587,407	89,399,365
Japan 6.0%			
Capcom Co. Ltd.	Software	972,100	14,936,813
Itochu Corp.	Trading Companies & Distributors	7,284,700	84,166,170
[a] Mazda Motor Corp.	Automobiles	12,882,040	38,808,867
Namco Bandai Holdings Inc.	Leisure Equipment & Products	3,481,650	55,414,665
Toyota Motor Corp.	Automobiles	1,978,500	101,798,429
Trend Micro Inc.	Software	1,940,040	54,885,053
			350,009,997
Netherlands 8.1%			
Aegon NV	Insurance	14,637,985	87,598,399
Akzo Nobel NV	Chemicals	1,114,600	71,228,540
Fugro NV	Energy Equipment & Services	46,476	2,215,246
[a] ING Groep NV	Diversified Financial Services	24,404,788	196,279,305
Randstad Holding NV	Professional Services	1,407,720	59,872,466
[a] SBM Offshore NV	Energy Equipment & Services	3,982,979	55,869,153
			473,063,109
Norway 3.1%			
Statoil ASA	Oil, Gas & Consumable Fuels	3,878,690	96,445,989
Telenor ASA	Diversified Telecommunication Services	4,071,236	87,683,903
			184,129,892
Singapore 1.6%			
[a] Flextronics International Ltd.	Electronic Equipment, Instruments & Components	9,165,800	60,952,570
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	10,846,614	30,128,267
			91,080,837
South Korea 7.2%			
Hana Financial Group Inc.	Commercial Banks	1,842,250	68,637,340
KB Financial Group Inc.	Commercial Banks	2,789,447	101,612,170
KIWOOM Securities Co. Ltd.	Capital Markets	552,080	31,413,599
Korea Investment Holdings Co. Ltd.	Capital Markets	801,250	34,027,355
POSCO	Metals & Mining	246,690	80,421,372
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	76,914	109,517,422
			425,629,258

22 | Semiannual Report

Templeton Foreign Fund

Statement of Investments, February 28, 2013 (unaudited) (continued)

Semiannual Report | 23

Templeton Foreign Fund

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

	Industry	Shares	Value
Common Stocks (continued)			
United States (continued)			
Hewlett-Packard Co.	Computers & Peripherals	4,380,710	$ 88,227,499
Noble Corp.	Energy Equipment & Services	1,794,530	64,280,065
			421,938,345
Total Common Stocks (Cost $5,900,249,247)			5,710,494,809
Preferred Stocks (Cost $23,201,022) 0.4%			
Brazil 0.4%			
Vale SA, ADR, pfd., A	Metals & Mining	1,291,734	23,729,153
Non-Registered Mutual Funds (Cost $27,840,500) 0.6%			
Cayman Islands 0.6%			
[a,c,d,e] Templeton China Opportunities Fund, Ltd., Reg D	Diversified Financial Services	2,785,958	33,765,813
Total Investments before Short Term Investments (Cost $5,951,290,769)			5,767,989,775
		Principal Amount	
Short Term Investments 1.9%			
Time Deposits 1.7%			
United States 1.7%			
Bank of Montreal, 0.10%, 3/07/13		$57,000,000	57,000,000
Royal Bank of Canada, 0.125%, 2/05/13		43,000,000	43,000,000
Total Time Deposits (Cost $100,000,000)			100,000,000
Total Investments before Money Market Funds (Cost $6,051,290,769)			5,867,989,775
		Shares	
[f] **Investments from Cash Collateral Received for Loaned Securities (Cost $13,804,846) 0.2%**			
Money Market Funds 0.2%			
United States 0.2%			
[g] BNY Mellon Overnight Government Fund, 0.144%		13,804,846	13,804,846

24 | Semiannual Report

Templeton Foreign Fund

Statement of Investments, February 28, 2013 (unaudited) *(continued)*

	Value
Total Investments (Cost $6,065,095,615) 100.1%	$5,881,794,621
Other Assets, less Liabilities (0.1)%	(5,092,989)
Net Assets 100.0%	$5,876,701,632

See Abbreviations on page 40.

[a]Non-income producing.

[b]A portion or all of the security is on loan at February 28, 2013. See Note 1(d).

[c]See Note 9 regarding holdings of 5% voting securities.

[d]See Note 8 regarding restricted securities.

[f]See Note 1(d) regarding securities on loan.

[g]The rate shown is the annualized seven-day yield at period end.

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

28 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Templeton Foreign Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two separate funds. The Templeton Foreign Fund (Fund) is included in this report. The financial statements of the remaining fund in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Effective March 1, 2005, the Fund no longer offered Class B shares for purchase. As disclosed in the fund prospectus, Class B shares convert to Class A shares after eight years of investment; therefore, all Class B shares will convert to Class A by March 2013. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the

30 | Semiannual Report

Templeton Foreign Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Semiannual Report | 31

Templeton Foreign Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Investment in Templeton China Opportunities Fund, Ltd.

The Fund invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Fund may incur delays in redeeming its investment in the China Fund. The Fund’s investment in the China Fund is valued based upon the fair value of the China Fund’s portfolio securities and other assets and liabilities.

d. Securities Lending

The Fund participates in an agency based securities lending program. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is invested in a non-registered money fund. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

32 | Semiannual Report

Templeton Foreign Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Semiannual Report | 33

Templeton Foreign Fund

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class spe-
cific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assump-
tions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with serv-
ice providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the
Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2013, there were an unlimited number of shares authorized (without par value).
Transactions in the Fund’s shares were as follows:

34 | Semiannual Report

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Semiannual Report | 35

Templeton Foreign Fund

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

b. Administrative Fees

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

Class A	0.25%
Class B	1.00%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$343,437
CDSC retained	$ 19,719

e. Transfer Agent Fees

For the period ended February 28, 2013, the Fund paid transfer agent fees of $5,847,617, of which $2,654,599 was retained by Investor Services.

36 | Semiannual Report

Templeton Foreign Fund

Notes to Financial Statements (unaudited) (continued)

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2013, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At August 31, 2012, the Fund had capital loss carryforwards of $4,875,291 expiring in 2018.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At August 31, 2012, the Fund deferred post-October capital losses of $5,391,562.

At February 28, 2013, the cost of investments, net unrealized appreciation (depreciation) for income tax purposes was as follows:

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2013, aggregated $258,019,169 and $378,928,783, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without

Semiannual Report | 37

Templeton Foreign Fund

Notes to Financial Statements (unaudited) (continued)

8. RESTRICTED SECURITIES (continued)

prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At February 28, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended February 28, 2013, were as shown below.

10. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of TGAL. For the period ended February 28, 2013, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At February 28, 2013, 5.16% of the Fund’s outstanding shares was held by one or more of the Allocator Funds.

38 | Semiannual Report

Templeton Foreign Fund

Notes to Financial Statements (unaudited) (continued)

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matured on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended February 28, 2013, the Fund did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 39

Templeton Foreign Fund

Notes to Financial Statements (unaudited) (continued)

12. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of February 28, 2013, in valuing the Fund’s assets carried at fair value, is as follows:

13. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU

No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

40 | Semiannual Report

Templeton Foreign Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 41

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-
CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the
Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the
Registrant’s disclosure controls and procedures. Based on such evaluation, the
Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the
Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on
Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and
Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and
Mark H. Otani, Chief Financial Officer and Chief Accounting Officer